Not FDIC Insured May Lose Value No Bank Guarantee
132-Q1PH

Schedule of Investments
(unaudited)
Franklin Gold and Precious Metals Fund 2
Notes to Schedule of Investments 7

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited), October 31, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks 99.0%
Copper 0.9%
a
Faraday Copper Corp. ................................. Canada 4,400,000 $ 2,062,302
a
Imperial Metals Corp. .................................. Canada 1,962,230 2,971,361
a
SolGold plc, (CAD Traded) .............................. Australia 10,650,000 1,267,126
a
SolGold plc, (GBP Traded) .............................. Australia 10,650,000 1,235,949
a
Vizsla Copper Corp. ................................... Canada 528,571 40,020
7,576,758
Diversified Metals & Mining 8.9%
a
Aclara Resources, Inc. ................................. United Kingdom 444,972 129,949
a
Adventus Mining Corp. ................................. Canada 3,850,000 680,163
a,b
Adventus Mining Corp., 144A ............................ Canada 4,480,500 791,551
a
Arizona Metals Corp. ................................... Canada 150,000 284,468
a,b
Arizona Metals Corp., 144A .............................. Canada 1,244,000 2,359,187
a
Aston Minerals Ltd. .................................... Australia 36,000,000 685,044
a
Azimut Exploration, Inc. ................................. Canada 1,700,000 1,103,259
a
Bluestone Resources, Inc. ............................... Canada 550,000 97,166
a,b
Bluestone Resources, Inc., 144A .......................... Canada 6,500,000 1,148,327
a
Bravo Mining Corp. .................................... Canada 2,830,000 6,224,041
a,b
Bravo Mining Corp., 144A ............................... Canada 415,000 912,713
a
Chalice Mining Ltd. .................................... Australia 2,522,810 2,874,519
a,c
Clean Air Metals, Inc. .................................. Canada 10,315,600 297,537
a,b
G Mining Ventures Corp., 144A ........................... Canada 18,600,000 17,033,458
a
Ivanhoe Electric, Inc. ................................... United States 448,900 4,596,736
a
Ivanhoe Mines Ltd., A .................................. Canada 1,345,000 9,911,955
a
Magna Mining, Inc. .................................... Canada 2,210,000 669,311
a
Matador Mining Ltd. ................................... Australia 10,813,044 308,642
a
Max Resource Corp. ................................... Canada 6,000,000 475,916
a
OreCorp Ltd. ......................................... Australia 5,484,200 1,594,011
a,d
Phoenix Industrial Minerals Pty. Ltd. ....................... Australia 45,900,000 49,494
a
Prime Mining Corp. .................................... Canada 4,590,000 4,203,418
a,c
Silver Mountain Resources, Inc. .......................... Canada 10,300,000 557,038
a
Sunrise Energy Metals Ltd. .............................. Australia 1,348,700 620,223
a,c
Talisker Resources Ltd. ................................. Canada 5,280,000 1,047,015
a
Troilus Gold Corp. ..................................... Canada 8,900,000 2,246,178
a,c
Vizsla Silver Corp. ..................................... Canada 11,050,000 11,394,217
a
Western Copper & Gold Corp. ............................ Canada 3,360,000 4,118,835
76,414,371
Environmental & Facilities Services 0.0%
†
a
Clean TeQ Water Ltd. .................................. Australia 679,999 125,084
a
Gold 83.2%
Agnico Eagle Mines Ltd., (CAD Traded) ..................... Canada 380,859 17,862,034
Agnico Eagle Mines Ltd., (USD Traded) ..................... Canada 524,000 24,580,840
Alamos Gold, Inc., (CAD Traded), A ........................ Canada 2,028,316 25,112,623
Alamos Gold, Inc., (USD Traded), A ........................ Canada 1,654,500 20,482,710
a
Allied Gold Corp. ...................................... Canada 2,163,859 6,865,429
Anglogold Ashanti plc .................................. United Kingdom 634,823 11,325,242
a
Artemis Gold, Inc. ..................................... Canada 3,670,000 13,470,075
a,b,c
Ascot Resources Ltd., 144A ............................. Canada 28,720,000 8,076,723
a
Auteco Minerals Ltd. ................................... Australia 116,057,775 2,264,503
B2Gold Corp. ........................................ Canada 6,933,694 22,199,020
a,c
Banyan Gold Corp. .................................... Canada 20,167,629 4,071,918
Barrick Gold Corp. .................................... Canada 2,702,383 43,184,080
a
Bellevue Gold Ltd. ..................................... Australia 14,294,000 12,998,317
a
Belo Sun Mining Corp. ................................. Canada 3,500,000 145,118
a,b
Belo Sun Mining Corp., 144A ............................. Canada 3,800,000 157,557
a
Black Cat Syndicate Ltd. ................................ Australia 11,522,800 1,570,684
a
Catalyst Metals Ltd. ................................... Australia 6,588,915 2,912,317

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
Centamin plc ......................................... Egypt 13,415,200 $ 13,442,950
Centerra Gold, Inc. .................................... Canada 2,689,100 13,670,432
a
Cerrado Gold, Inc. ..................................... Canada 2,709,000 1,269,722
a
De Grey Mining Ltd. ................................... Australia 6,342,171 4,766,417
Dundee Precious Metals, Inc. ............................ Canada 1,727,415 11,322,615
a
Eldorado Gold Corp. ................................... Turkey 1,213,724 13,127,964
a
Emerald Resources NL ................................. Australia 14,795,000 24,231,035
Endeavour Mining plc .................................. Burkina Faso 2,007,114 41,059,868
a,c
Falcon Metals Ltd. ..................................... Australia 9,225,414 789,977
a,d
Firefinch Ltd. ......................................... Australia 18,028,500 686,129
a
First Mining Gold Corp. ................................. Canada 7,500,000 703,057
a
Galiano Gold, Inc. ..................................... Canada 6,614,362 3,434,050
a
Genesis Minerals Ltd. .................................. Australia 8,556,549 7,865,830
a,c
Geopacific Resources Ltd. .............................. Australia 60,464,743 651,997
Gold Fields Ltd. ....................................... South Africa 479,800 6,329,225
a,c
Gold Mountain Mining Corp. ............................. Canada 5,950,000 386,141
a,c
Heliostar Metals Ltd. ................................... Canada 10,325,000 2,121,882
a,c,d,e
Heliostar Metals Ltd., 144A .............................. Canada 1,300,000 261,044
a,c
HighGold Mining, Inc. .................................. Canada 5,603,000 1,333,278
a
Hochschild Mining plc .................................. Peru 2,338,520 2,663,520
a
i-80 Gold Corp. ....................................... Canada 2,015,000 2,775,202
a,b
i-80 Gold Corp., 144A .................................. Canada 675,000 929,658
a,c
Integra Resources Corp., (CAD Traded) .................... Canada 3,439,520 2,579,392
a,c
Integra Resources Corp., (USD Traded) .................... Canada 740,000 548,340
a
K92 Mining, Inc. ...................................... Canada 1,500,000 5,408,134
a
Kingsgate Consolidated Ltd. ............................. Australia 2,800,000 2,040,577
a,c
Liberty Gold Corp. ..................................... Canada 16,329,800 3,120,419
a,b,c
Liberty Gold Corp., 144A ................................ Canada 2,600,000 496,827
a
Lion One Metals Ltd. ................................... Canada 7,951,900 4,931,233
a
Marathon Gold Corp. ................................... Canada 10,613,000 4,591,722
a,c
Mawson Gold Ltd. ..................................... Canada 16,100,000 4,237,453
b
Mineros SA, 144A ..................................... Colombia 3,139,500 1,313,030
a,c
Monarch Mining Corp. .................................. Canada 15,500,000 139,710
a
Moneta Gold, Inc. ..................................... Canada 4,000,000 2,307,470
a
Montage Gold Corp. ................................... Canada 4,000,000 1,672,916
a,c
Newcore Gold Ltd. .................................... Canada 11,480,000 1,200,317
d
Newcrest Mining Ltd., (AUD Traded) ....................... Australia 2,511,914 37,648,567
d
Newcrest Mining Ltd., (CAD Traded) ....................... Australia 301,129 4,513,322
Newmont Corp. ....................................... United States 568,614 21,305,967
a,c,d,e
Nighthawk Gold Corp. .................................. Canada 1,000,000 264,639
a,c
Nighthawk Gold Corp. .................................. Canada 5,761,000 1,620,126
Northern Star Resources Ltd. ............................ Australia 772,254 5,654,604
a,c
O3 Mining, Inc. ....................................... Canada 5,100,000 5,736,948
OceanaGold Corp. .................................... Australia 8,463,488 14,158,705
a,c
Onyx Gold Corp. ...................................... Canada 1,400,750 424,225
a,c,d,e
Onyx Gold Corp., 144A ................................. Canada 1,300,000 382,791
a
Ora Banda Mining Ltd. ................................. Australia 38,107,692 3,867,473
a
Orla Mining Ltd. ...................................... Canada 3,620,653 11,095,886
a,b
Orla Mining Ltd., 144A .................................. Canada 2,000,000 6,129,218
a,b
Osisko Development Corp., 144A ......................... Canada 930,849 2,946,659
a
Osisko Mining, Inc. .................................... Canada 7,526,923 14,600,103
a,c
Pantoro Ltd. ......................................... Australia 353,944,739 7,149,432
a
Perpetua Resources Corp. .............................. United States 403,000 1,444,267
Perseus Mining Ltd. ................................... Australia 27,358,141 29,228,763
a
Predictive Discovery Ltd. ................................ Australia 71,569,192 10,668,139
a
Probe Gold, Inc. ...................................... Canada 705,000 716,794
a,b
Probe Gold, Inc., 144A ................................. Canada 5,200,000 5,286,992
Ramelius Resources Ltd. ............................... Australia 4,787,234 4,971,736

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Red 5 Ltd. ........................................... Australia 167,846,622 $ 33,830,942
a
Resolute Mining Ltd. ................................... Australia 28,033,333 6,331,088
a
Reunion Gold Corp. ................................... Canada 15,250,000 4,728,512
a,c
RTG Mining, Inc. ...................................... Australia 1,769,918 31,907
a,b,c
RTG Mining, Inc., 144A ................................. Australia 2,397,790 43,225
a,c
RTG Mining, Inc., CDI .................................. Australia 82,487,582 1,396,095
a,c
Saturn Metals Ltd. ..................................... Australia 11,086,957 984,157
a
Skeena Resources Ltd. ................................. Canada 2,543,550 9,170,573
a
Southern Cross Gold Ltd. ............................... Canada 4,200,000 2,344,373
a
Spartan Resources Ltd. ................................. Australia 14,190,800 3,690,502
SSR Mining, Inc. ...................................... Canada 2,116,555 29,288,066
a
St. Augustine Gold and Copper Ltd., (CAD Traded) ............ United States 4,137,336 231,211
a,b
St. Augustine Gold and Copper Ltd., (CAD Traded), 144A ....... United States 16,383,333 915,567
a,b
St. Augustine Gold and Copper Ltd., (USD Traded), 144A ....... United States 10,000,000 558,841
a
St. Barbara Ltd. ....................................... Australia 9,008,021 992,601
a,b
Torex Gold Resources, Inc., 144A ......................... Canada 1,275,000 12,292,147
a
Victoria Gold Corp. .................................... Canada 1,525,000 6,366,996
a
West African Resources Ltd. ............................. Australia 12,264,984 5,698,338
a
Westhaven Gold Corp. ................................. Canada 1,769,078 223,240
a,c,d
Wiluna Mining Corp. Ltd. ................................ Australia 19,510,000 253,692
714,876,152
Precious Metals & Minerals 3.9%
Anglo American Platinum Ltd. ............................ South Africa 88,556 2,958,669
a,c
Aurion Resources Ltd. .................................. Canada 6,900,000 2,338,477
Impala Platinum Holdings Ltd. ............................ South Africa 1,470,000 6,123,157
Impala Platinum Holdings Ltd., ADR ....................... South Africa 1,206,100 5,065,620
Northam Platinum Holdings Ltd. .......................... South Africa 874,019 5,275,073
a,c
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 3,822,698 4,189,862
a,b,c
Platinum Group Metals Ltd., (CAD Traded), 144A ............. South Africa 97,760 107,150
a,c
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 3,418,243 3,708,794
a,b,c
Platinum Group Metals Ltd., (USD Traded), 144A ............. South Africa 36,628 40,146
a
Sable Resources Ltd. .................................. Canada 12,000,000 389,386
a,c
TDG Gold Corp. ...................................... Canada 2,080,000 284,973
a,c,d,e
TDG Gold Corp., 144A ................................. Canada 620,000 81,871
a,b,c
TDG Gold Corp., 144A ................................. Canada 4,750,000 650,779
a
Thesis Gold, Inc. ...................................... Canada 3,765,500 1,357,622
a
Thesis Gold, Inc. ...................................... Canada 4,273,553 1,540,796
34,112,375
Silver 2.1%
a
Aya Gold & Silver, Inc. .................................. Canada 690,000 3,736,588
a
GoGold Resources, Inc. ................................ Canada 9,262,858 8,549,508
Pan American Silver Corp. .............................. Canada 148,021 2,162,464
a,c
Silver Tiger Metals, Inc. ................................. Canada 3,560,000 500,577
a,b,c
Silver Tiger Metals, Inc., 144A ............................ Canada 21,500,000 3,023,147
17,972,284
Total Common Stocks (Cost $954,938,568) .....................................
851,077,024

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Rights a Value
a a a
Rights 0.1%
Gold 0.0%
†
a,d
Kinross Gold Corp., CVR , 2/24/32 ......................... Canada 660,000 $ 47,591
Silver 0.1%
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 927,151
Total Rights (Cost $856,772) ..................................................
974,742
Warrants
a a a
Warrants 0.2%
Diversified Metals & Mining 0.1%
a,c,d,e
Clean Air Metals, Inc., 144A, 2/23/24 ....................... Canada 3,600,000 364
a,d,e
G Mining Ventures Corp., 144A, 8/20/24 .................... Canada 3,750,000 128,946
a,d,e
Prime Mining Corp., 144A, 4/27/24 ........................ Canada 650,000 617
a,b,c
Silver Mountain Resources, Inc., 144A, 1/31/24 ............... Canada 3,650,000 13,160
a,c,e
Silver Mountain Resources, Inc., 2/09/26 .................... Canada 1,500,000 24,336
a,b,c,d
Talisker Resources Ltd., 144A, 1/11/25 ..................... Canada 4,500,000 857
a,c,d,e
Vizsla Silver Corp., 144A, 11/15/24 ........................ Canada 1,500,000 166,283
334,563
Gold 0.1%
a,c,d,e
Ascot Resources Ltd., 144A, 3/08/24 ....................... Canada 1,650,000 25
a,c,d,e
Gold Mountain Mining Corp., 144A, 4/21/24 .................. Canada 1,025,000 —
a,c,d,e
Heliostar Metals Ltd., 144A, 1/11/25 ....................... Canada 650,000 8,629
a,c,d,e
Heliostar Metals Ltd., 144A, 3/09/26 ....................... Canada 5,162,500 269,702
a,c,d,e
Integra Resources Corp., 144A, 5/18/24 .................... Canada 2,650,000 11,299
a,d
Marathon Gold Corp., 9/19/24 ............................ Canada 3,225,000 30,071
a,c,d,e
Monarch Mining Corp., 144A, 4/06/27 ...................... Canada 6,000,000 20,798
a,c,d,e
Newcore Gold Ltd., 144A, 6/28/24 ......................... Canada 1,140,000 8,539
a,c
Nighthawk Gold Corp., 5/03/24 ........................... Canada 1,250,000 36,054
a,c,d,e
Onyx Gold Corp., 144A, 7/06/25 .......................... Canada 650,000 37,278
a
Osisko Development Corp., 12/01/23 ...................... Canada 737,500 6,647
a,b
Osisko Development Corp., 144A, 3/27/27 .................. Canada 608,333 275,259
a,d
Osisko Mining, Inc., 8/28/24 ............................. Canada 350,000 62,033
a,d,e
Probe Gold, Inc., 144A, 3/08/24 ........................... Canada 900,000 7,451
a,d,e
Reunion Gold Corp., 144A, 6/14/24 ........................ Canada 6,500,000 385,219
a,b,c,d
RTG Mining, Inc., 144A, 9/08/24 .......................... Australia 12,000,000 15,353
a,c,d
Wiluna Mining Corp. Ltd., 12/31/24 ........................ Australia 9,755,000 —
1,174,357
Precious Metals & Minerals 0.0%
†
a,c,d,e
TDG Gold Corp., 144A, 7/07/26 ........................... Canada 310,000 14,135
a,b,d
Thesis Gold, Inc., 144A, 12/09/23 ......................... Canada 750,000 —
a,b,d
Thesis Gold, Inc., 144A, 9/29/24 .......................... Canada 1,000,000 203
14,338
Total Warrants (Cost $–) ......................................................
1,523,258
Total Long Term Investments (Cost $955,795,340) ...............................
853,575,024
a

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 13 .
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.6%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 5.035% .... United States 5,187,937 $ 5,187,937
Total Money Market Funds (Cost $5,187,937) ...................................
5,187,937
Total Short Term Investments (Cost $5,187,937 ) .................................
5,187,937
a
Total Investments (Cost $960,983,277) 99.9% ...................................
$858,762,961
Other Assets, less Liabilities 0.1% .............................................
569,001
Net Assets 100.0% ...........................................................
$859,331,962
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2023, the aggregate value of these securities was $65,517,734, representing 7.6% of net assets.
c
See Note 4 regarding holdings of 5% voting securities.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
See Note 3 regarding restricted securities.
f
See Note 5 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Gold and Precious Metals Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At October 31, 2023, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 (1933 Act), were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold And Precious Metals Fund
1,650,000
a
Ascot Resources Ltd., 144A, 3/08/24 ............. 3/09/22 $ — $ 25
3,600,000
b
Clean Air Metals, Inc., 144A, 2/23/24 ............. 2/24/22 — 364
3,750,000
c
G Mining Ventures Corp., 144A, 8/20/24 ........... 9/16/21 — 128,946
1,025,000
d
Gold Mountain Mining Corp., 144A, 4/21/24 ........ 4/22/22 — —
1,300,000
e
Heliostar Metals Ltd., 144A ..................... 7/07/23 362,226 261,044
650,000
e
Heliostar Metals Ltd., 144A, 1/11/25 .............. 7/12/23 — 8,629
5,162,500
e
Heliostar Metals Ltd., 144A, 3/09/26 .............. 3/20/23 — 269,702
2,650,000
f
Integra Resources Corp., 144A, 5/18/24 ........... 6/17/22 — 11,299
6,000,000
g
Monarch Mining Corp., 144A, 4/06/27 ............. 4/07/22 — 20,798
1,140,000
h
Newcore Gold Ltd., 144A, 6/28/24 ............... 6/29/23 — 8,539
1,000,000
i
Nighthawk Gold Corp. ........................ 7/31/23 303,352 264,639
1,300,000
j
Onyx Gold Corp., 144A ....................... 6/28/23 490,455 382,791
650,000
j
Onyx Gold Corp., 144A, 7/06/25 ................. 7/07/23 — 37,278
650,000
k
Prime Mining Corp., 144A, 4/27/24 ............... 4/28/21 — 617
900,000
l
Probe Gold, Inc., 144A, 3/08/24 ................. 3/09/22 — 7,451
6,500,000
m
Reunion Gold Corp., 144A, 6/14/24 .............. 7/11/22 — 385,219
1,500,000
n
Silver Mountain Resources, Inc., 2/09/26 .......... 2/10/23 — 24,336
620,000
o
TDG Gold Corp., 144A ........................ 6/28/23 140,345 81,871
310,000
o
TDG Gold Corp., 144A, 7/07/26.. ................ 7/10/23 — 14,135
1,500,000
p
Vizsla Silver Corp., 144A, 11/15/24 ............... 11/16/22 — 166,283
Total Restricted Securities (Value is 0.2% of Net Assets) .............. $1,296,378 $2,073,966
a
The Fund also invests in unrestricted securities of the issuer, valued at $8,076,723 as of October 31, 2023.
b
The Fund also invests in unrestricted securities of the issuer, valued at $297,537 as of October 31, 2023.
c
The Fund also invests in unrestricted securities of the issuer, valued at $17,033,458 as of October 31, 2023.
d
The Fund also invests in unrestricted securities of the issuer, valued at $386,141 as of October 31, 2023.
e
The Fund also invests in unrestricted securities of the issuer, valued at $2,121,882 as of October 31, 2023.
f
The Fund also invests in unrestricted securities of the issuer, valued at $3,127,732 as of October 31, 2023.
g
The Fund also invests in unrestricted securities of the issuer, valued at $139,710 as of October 31, 2023.
h
The Fund also invests in unrestricted securities of the issuer, valued at $1,200,317 as of October 31, 2023.
2. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended October 31, 2023, investments in “affiliated companies” were as follows:
i
The Fund also invests in unrestricted securities of the issuer, valued at $1,656,180 as of October 31, 2023.
j
The Fund also invests in unrestricted securities of the issuer, valued at $424,225 as of October 31, 2023.
k
The Fund also invests in unrestricted securities of the issuer, valued at $4,203,418 as of October 31, 2023.
l
The Fund also invests in unrestricted securities of the issuer, valued at $6,003,786 as of October 31, 2023.
m
The Fund also invests in unrestricted securities of the issuer, valued at $4,728,512 as of October 31, 2023.
n
The Fund also invests in unrestricted securities of the issuer, valued at $570,198 as of October 31, 2023.
o
The Fund also invests in unrestricted securities of the issuer, valued at $935,752 as of October 31, 2023.
p
The Fund also invests in unrestricted securities of the issuer, valued at $11,394,217 as of October 31, 2023.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold And Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd.,
144A ........... $ 12,197,179 $ — $ — $ — $ (4,120,456) $ 8,076,723 28,720,000 $ —
Ascot Resources Ltd.,
144A, 3/08/24 ..... 924 — — — (899) 25 1,650,000 —
Aurion Resources Ltd. .. 2,964,519 —
a
— — (626,042) 2,338,477 6,900,000 —
Auteco Minerals Ltd. ... 2,582,604 — — — —
b
—
b
—
b
—
Banyan Gold Corp. ... 5,047,260 — — — (975,342) 4,071,918 20,167,629 —
Clean Air Metals, Inc. .. 469,389 — — — (171,852) 297,537 10,315,600 —
Clean Air Metals, Inc.,
144A, 2/23/24 ..... 874 — — — (510) 364 3,600,000 —
Falcon Metals Ltd. .... 1,307,526 — — — (517,549) 789,977 9,225,414 —
G Mining Ventures Corp.,
144A ........... 17,774,533 — (143,372) 29,595 —
b
—
b
—
b
—
G Mining Ventures Corp.,
144A, 8/20/24 ..... 162,690 — — — —
b
—
b
—
b
—
Geopacific Resources Ltd. 527,984 — — — 124,013 651,997 60,464,743 —
Gold Mountain Mining
Corp. ........... 564,045 — — — (177,904) 386,141 5,950,000 —
Gold Mountain Mining
Corp., 144A, 4/21/24 . 67 — — — (67) — 1,025,000 —
Heliostar Metals Ltd ... 2,270,780 — — — (148,898) 2,121,882 10,325,000 —
Heliostar Metals Ltd., 144A 253,019 — — — 8,025 261,044 1,300,000 —
Heliostar Metals Ltd.,
144A, 1/11/25 ..... 32,734 — — — (24,105) 8,629 650,000 —
Heliostar Metals Ltd.,
144A, 3/09/26 ..... 446,208 — — — (176,506) 269,702 5,162,500 —
3. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold And Precious Metals Fund (continued)
Non-Controlled Affiliates
HighGold Mining, Inc. .. $ 2,060,864 $ — $ — $ — $ (727,586) $ 1,333,278 5,603,000 $ —
Integra Resources Corp.,
(CAD Traded) ..... 3,260,579 — — — (681,187) 2,579,392 3,439,520 —
Integra Resources Corp.,
(USD Traded) ..... 703,000 — — — (154,660) 548,340 740,000 —
Integra Resources Corp.,
144A, 5/18/24 ..... 41,462 — — — (30,163) 11,299 2,650,000 —
Liberty Gold Corp. .... 4,767,915 — — — (1,647,496) 3,120,419 16,329,800 —
Liberty Gold Corp., 144A 759,139 — — — (262,312) 496,827 2,600,000 —
Lion One Metals Ltd. .. 5,247,393 8,529,502
a
(8,782,311) (371,216) —
b
—
b
—
b
—
Mawson Gold Ltd. .... 1,921,735 — (427,545) (69,050) 2,812,313 4,237,453 16,100,000 —
Monarch Mining Corp. . 411,421 — — — (271,711) 139,710 15,500,000 —
Monarch Mining Corp.,
144A, 4/06/27 ..... 79,143 — — — (58,345) 20,798 6,000,000 —
Newcore Gold Ltd. .... 1,262,400 — — — (62,083) 1,200,317 11,480,000 —
Newcore Gold Ltd., 144A,
6/28/24 .......... 11,462 — — — (2,923) 8,539 1,140,000 —
Nighthawk Gold Corp. .. 2,269,414 — — — (384,649) 1,884,765 6,761,000 —
Nighthawk Gold Corp.,
5/03/24 .......... 47,399 — — — (11,345) 36,054 1,250,000 —
O3 Mining, Inc. ...... 5,685,576 — — — 51,372 5,736,948 5,100,000 —
Onyx Gold Corp ...... 573,642 — — — (149,417) 424,225 1,400,750 —
Onyx Gold Corp., 144A . 498,992 — — — (116,201) 382,791 1,300,000 —
Onyx Gold Corp., 144A,
7/06/25 .......... 42,422 — — — (5,144) 37,278 650,000 —
Pantoro Ltd. ........ 16,463,004 1,582,449
a
— — (10,896,021) 7,149,432 353,944,739 —
Platinum Group Metals
Ltd., (CAD Traded) .. 5,160,323 — — — (970,461) 4,189,862 3,822,698 —
Platinum Group Metals
Ltd., (CAD Traded),
144A ........... 131,968 — — — (24,818) 107,150 97,760 —
Platinum Group Metals
Ltd., (USD Traded) .. 4,614,628 — — — (905,834) 3,708,794 3,418,243 —
Platinum Group Metals
Ltd., (USD Traded),
144A ........... 49,445 — — — (9,299) 40,146 36,628 —
Red 5 Ltd. ......... 27,854,334 — (9,906,263) 2,679,448 —
b
—
b
—
b
—
RTG Mining, Inc. ..... 53,691 — — — (21,784) 31,907 1,769,918 —
RTG Mining, Inc., 144A . 72,737 — — — (29,512) 43,225 2,397,790 —
RTG Mining, Inc., 144A,
9/08/24 .......... — —
a
— — 15,353 15,353 12,000,000 —
RTG Mining, Inc., CDI .. 2,122,713 — — — (726,618) 1,396,095 82,487,582 —
Saturn Metals Ltd. .... 1,417,031 — — — (432,874) 984,157 11,086,957 —
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended October 31,
2023, the Fund held investments in affiliated management investment companies as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold And Precious Metals Fund (continued)
Non-Controlled Affiliates
Silver Mountain
Resources, Inc. .... $ 1,093,584 $ — $ — $ — $ (536,546) $ 557,038 10,300,000 $ —
Silver Mountain
Resources, Inc., 144A,
1/31/24 .......... — — — — 13,160 13,160 3,650,000 —
Silver Mountain
Resources, Inc., 2/09/26 28,439 — — — (4,103) 24,336 1,500,000 —
Silver Tiger Metals, Inc. . 553,466 — — — (52,889) 500,577 3,560,000 —
Silver Tiger Metals, Inc.,
144A ........... 3,342,560 — — — (319,413) 3,023,147 21,500,000 —
Talisker Resources Ltd. . 1,701,805 —
a
—
a
— (654,790) 1,047,015 5,280,000 —
Talisker Resources Ltd.,
144A, 1/11/25 ..... 21,156 — — — (20,299) 857 4,500,000 —
TDG Gold Corp. ..... 366,753 — — — (81,780) 284,973 2,080,000 —
TDG Gold Corp., 144A . 98,161 — — — (16,290) 81,871 620,000 —
TDG Gold Corp., 144A,
7/07/26.. ......... 14,676 — — — (541) 14,135 310,000 —
TDG Gold Corp., 144A. . 837,536 — — — (186,757) 650,779 4,750,000 —
Thesis Gold, Inc. ..... 2,519,775 —
a
— — —
b
—
b
—
b
—
Thesis Gold, Inc., 144A,
9/29/24 .......... 218 —
a
— — —
b
—
b
—
b
—
Vizsla Silver Corp. .... 12,570,150 — — — (1,175,933) 11,394,217 11,050,000 —
Vizsla Silver Corp., 144A,
11/15/24 ......... 168,392 — — — (2,109) 166,283 1,500,000 —
Wiluna Mining Corp. Ltd. 268,650 — — — (14,958) 253,692 19,510,000 —
Wiluna Mining Corp. Ltd.,
12/31/24 ......... — — — — — — 9,755,000 —
Total Affiliated Securities
(Value is 9.0% of Net
Assets) .......... $157,771,488 $10,111,951 $(19,259,491) $2,268,777 $(25,564,745) $77,151,050 $—
a
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments corporate actions.
b
As of October 31, 2023, no longer an affiliate.
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $1,853,409 $40,753,007 $(37,418,479) $— $— $5,187,937 5,187,937 $58,340
Total Affiliated Securities ... $1,853,409 $40,753,007 $(37,418,479) $— $— $5,187,937 $58,340
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks :
Copper .............................. $ 7,576,758 $ — $ — $ 7,576,758
Diversified Metals & Mining ............... 70,983,634 5,381,243 49,494 76,414,371
Environmental & Facilities Services ......... 125,084 — — 125,084
Gold ................................ 493,542,837 177,323,131 44,010,184 714,876,152
Precious Metals & Minerals ............... 22,757,103 11,273,401 81,871 34,112,375
Silver ............................... 17,972,284 — — 17,972,284
Rights :
Gold ................................ — — 47,591 47,591
Silver ............................... 927,151 — — 927,151
Warrants :
Diversified Metals & Mining ............... 24,336 13,160 297,067 334,563
Gold ................................ 36,054 281,906 856,397
a
1,174,357
Precious Metals & Minerals ............... — — 14,338
a
14,338
Short Term Investments ................... 5,187,937 — — 5,187,937
Total Investments in Securities ........... $619,133,178 $194,272,841
b
$45,356,942 $858,762,961
a
Includes financial instruments determined to have no value.
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2023, the reconciliation is as follows:
The Level 3 financial instruments include Newcrest Mining Ltd. valued at $37,648,567, which is valued using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
Abbreviations
b
Includes foreign securities valued at $190,029,048, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Diversified Metals &
Mining ......... $ — $ —
d
$ — $ — $ — $ — $ — $ 49,494 $ 49,494 $ 49,494
Gold ............ 3,310,826
d
303,352 (1,370,167)
d
50,438,789 — — (19,887,211) 11,214,595 44,010,184 8,368,969
Precious Metals &
Minerals ........ 1,117,435 — (980,393) — — — — (55,171) 81,871 (16,290)
Rights
Gold ............ 50,053 — — — — — — (2,462) 47,591 (2,462)
Warrants
Diversified Metals &
Mining ......... 365,945 — — — — — — (68,878) 297,067 (68,878)
Gold ............ 1,834,910
d
—
d
— — — — — (978,513) 856,397
d
(978,513)
Precious Metals &
Minerals ........ 14,894
d
— — — — — — (556) 14,338
d
(556)
Total Investments in Securities . $6,694,063 $303,352 $(2,350,560) $50,438,789 $— $— $(19,887,211) $10,158,509 $45,356,942 $7,351,764
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Currency
AUD
Australian Dollar
CAD
Canadian Dollar
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Value Right
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.